Taxation - Schedule of Roll Forward of Valuation Allowance (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Rollforward of valuation allowance
Beginning balance	$ 17,793,194
Allowance made during the year	2,142,620
Effect of exchange rate differences	(1,379,562)
Ending balance	$ 18,556,252